Income Statement (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue	$ 3,814	$ 37,539	$ 11,979	$ 47,325
Cost of goods sold	3,874	1,692	7,161	2,112
Gross Profit	(60)	35,847	4,818	45,213
Wages and wage related expenses	65,267	106,521	131,354	215,329
Selling, general and administrative	53,192	121,578	98,304	226,195
Stock based compensation		13,494		13,494
Professional, consulting and marketing fees	40,858	656,255	120,637	1,273,298
Depreciation and amortization	95,379	3,476	189,284	6,952
Total operating expenses	254,696	901,324	539,579	1,735,268
Loss before other expenses	(254,756)	(865,477)	(534,761)	(1,690,055)
Interest expense	19,482	8,375	38,855	19,026
Provision for income taxes			54
Net Loss end of period	$ (274,238)	$ (873,852)	$ (573,670)	$ (1,709,081)
Basic and diluted loss per common share	$ (0.04)	$ (0.20)	$ (0.10)	$ (0.39)
Weighted average shares outstanding	6,294,347	4,452,498	5,832,592	4,359,100